INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 1,111	$ 441
Realized capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	73	73
Unrealized capital losses on debt and derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	926	282
Tax losses in foreign jurisdictions 1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	71	73
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 41	$ 13